DERIVATIVE LIABILITIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Amortization of debt discount	$ 0	$ 19,956	$ 23,904	$ 1,096
Addition of new derivatives recognized as loss on derivatives	51,580	0	54,863	2,935
Fair Value, Inputs, Level Three [Member]
Balance - December 31, 2022	319,337	$ 32,241	32,241	0
Amortization of debt discount	80,119		319,436	28,000
Addition of new derivatives recognized as loss on derivatives	51,580		54,863	2,935
Loss on change in fair value of the derivative				1,306
Balance - December 31, 2023	$ 631,305		$ 319,337	$ 32,241